Significant Contracts (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue from Royalty, Percentage		61.00%
Accounts Receivables, Percentage		55.00%
Royalty Agreement With QVC [Member]
Business Acquisition [Line Items]
Royalty Revenue	$ 8,130,000	$ 7,690,000
Revenue from Royalty, Percentage	61.00%
Accounts Receivable, Gross	2,060,000	1,900,000
Accounts Receivables, Percentage	55.00%
Accrued Fees and Other Revenue Receivable	152,000
Royalty Agreement With LCNY [Member]
Business Acquisition [Line Items]
Royalty Revenue	1,570,000	1,710,000
Revenue from Royalty, Percentage	12.00%	13.00%
Accounts Receivable, Gross	$ 610,000	$ 700,000
Accounts Receivables, Percentage	18.00%	20.00%